Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000099688
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,524	$ 9,546	$ 9,953	$ 10,031	$ 9,852	$ 9,863	$ 9,540	$ 9,317	$ 9,459	$ 9,616	$ 9,794		$ 9,917	$ 9,995	$ 10,196	$ 10,125	$ 10,351	$ 10,464	$ 10,441	$ 10,531	$ 10,633	$ 10,847	$ 10,983	$ 10,416	$ 10,575	$ 10,779	$ 10,972	$ 11,012	$ 11,081	$ 11,081	$ 11,012	$ 10,577	$ 10,783	$ 10,265	$ 11,129	$ 11,267	$ 11,578	$ 11,578	$ 11,451	$ 11,836	$ 11,778	$ 11,871	$ 12,011	$ 12,151	$ 12,070	$ 12,464	$ 12,441	$ 11,713	$ 10,246	$ 10,880	$ 11,173	$ 11,245	$ 11,635	$ 11,954	$ 11,717	$ 11,517	$ 12,556	$ 12,926	$ 12,723	$ 13,307	$ 13,687	$ 14,378	$ 14,925	$ 14,861	$ 15,114	$ 15,198	$ 14,873	$ 15,583	$ 15,017	$ 15,958	$ 15,519	$ 15,702	$ 16,629	$ 16,141	$ 16,190	$ 14,812	$ 15,652	$ 15,113	$ 13,484	$ 13,860	$ 14,812	$ 14,380	$ 15,065	$ 14,303	$ 14,329	$ 14,545	$ 13,707	$ 14,128	$ 14,562	$ 14,090	$ 13,593	$ 13,338	$ 14,192	$ 14,710	$ 14,321	$ 14,451	$ 15,021	$ 14,541	$ 15,060	$ 14,896	$ 15,482	$ 16,042	$ 16,432	$ 16,081	$ 16,471	$ 15,488	$ 15,701	$ 16,033	$ 16,245	$ 16,312	$ 16,471	$ 16,702	$ 16,431	$ 16,865	$ 17,136	$ 16,987	$ 17,475	$ 17,471	$ 18,463	$ 19,839	$ 19,178
C000099689
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,106	10,117	10,553	10,624	10,423	10,435	10,080	9,843	9,985	10,139	10,328		10,447	10,530	10,719	10,647	10,874	10,993	10,958	11,041	11,137	11,352	11,495	10,898	11,053	11,256	11,459	11,492	11,552	11,540	11,468	11,011	11,215	10,669	11,560	11,693	12,006	12,006	11,873	12,251	12,190	12,276	12,422	12,543	12,458	12,860	12,824	12,069	10,558	11,192	11,496	11,548	11,952	12,270	12,025	11,805	12,857	13,238	13,018	13,606	13,998	14,685	15,236	15,165	15,400	15,487	15,140	15,858	15,264	16,211	15,762	15,937	16,871	16,361	16,398	14,995	15,839	15,277	13,615	13,985	14,944	14,508	15,190	14,418	14,431	14,637	13,787	14,200	14,613	14,136	13,632	13,361	14,226	14,730	14,325	14,443	15,004	14,521	15,030	14,849	15,425	15,974	16,354	16,001	16,380	15,388	15,587	15,918	16,117	16,156	16,315	16,525	16,258	16,672	16,926	16,766	17,247	17,226	18,206	19,547	18,877
C000101767
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	10,093	10,116	10,551	10,634	10,446	10,446	10,105	9,871	10,013	10,178	10,365		10,495	10,565	10,776	10,707	10,944	11,051	11,039	11,122	11,229	11,444	11,587	10,992	11,159	11,373	11,575	11,611	11,683	11,671	11,611	11,143	11,359	10,807	11,711	11,856	12,181	12,181	12,048	12,444	12,383	12,481	12,627	12,761	12,676	13,101	13,064	12,293	10,762	11,411	11,729	11,785	12,204	12,524	12,290	12,068	13,152	13,537	13,326	13,933	14,330	15,036	15,618	15,542	15,805	15,892	15,554	16,281	15,680	16,665	16,210	16,399	17,361	16,842	16,893	15,455	16,326	15,754	14,051	14,441	15,442	14,992	15,689	14,900	14,926	15,137	14,269	14,710	15,146	14,644	14,130	13,866	14,763	15,284	14,870	15,003	15,592	15,097	15,632	15,454	16,059	16,636	17,053	16,677	17,080	16,052	16,271	16,627	16,832	16,886	17,050	17,288	17,010	17,455	17,733	17,566	18,080	18,061	19,097	20,513	19,812
C000151995
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	10,106	10,129	10,572	10,656	10,477	10,489	10,143	9,917	10,056	10,235	10,427		10,559	10,642	10,846	10,789	11,031	11,152	11,140	11,225	11,334	11,563	11,709	11,111	11,282	11,502	11,721	11,759	11,833	11,833	11,772	11,304	11,525	10,977	11,896	12,045	12,381	12,393	12,256	12,666	12,616	12,717	12,868	13,019	12,931	13,370	13,332	12,558	10,998	11,670	11,987	12,060	12,494	12,826	12,584	12,366	13,491	13,892	13,686	14,318	14,731	15,466	16,072	16,000	16,274	16,378	16,039	16,796	16,182	17,218	16,754	16,952	17,960	17,430	17,483	15,994	16,921	16,335	14,576	14,985	16,021	15,560	16,308	15,491	15,519	15,754	14,854	15,312	15,785	15,270	14,741	14,463	15,409	15,969	15,544	15,686	16,310	15,799	16,367	16,199	16,827	17,454	17,882	17,497	17,939	16,857	17,091	17,470	17,704	17,777	17,952	18,210	17,926	18,405	18,704	18,539	19,077	19,076	20,175	21,672	20,954
C000099690
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,094	10,118	10,555	10,638	10,459	10,471	10,126	9,900	10,040	10,207	10,399		10,530	10,614	10,829	10,756	10,998	11,118	11,094	11,191	11,300	11,529	11,675	11,067	11,237	11,468	11,675	11,710	11,783	11,783	11,722	11,256	11,476	10,933	11,848	11,996	12,330	12,330	12,194	12,611	12,548	12,648	12,799	12,949	12,861	13,287	13,262	12,479	10,927	11,596	11,912	11,992	12,412	12,755	12,501	12,285	13,403	13,802	13,584	14,212	14,622	15,353	15,942	15,877	16,149	16,240	15,903	16,655	16,046	17,064	16,604	16,801	17,787	17,261	17,314	15,844	16,749	16,168	14,424	14,830	15,857	15,407	16,133	15,325	15,352	15,585	14,694	15,141	15,595	15,099	14,562	14,300	15,223	15,771	15,350	15,505	16,107	15,603	16,163	15,992	16,612	17,217	17,640	17,274	17,696	16,629	16,860	17,234	17,464	17,522	17,695	17,943	17,664	18,134	18,428	18,266	18,795	18,800	19,874	21,351	20,635
C000099691
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,010,588	1,012,941	1,057,256	1,065,599	1,047,720	1,048,912	1,014,346	991,699	1,005,785	1,022,548	1,042,904		1,056,075	1,064,456	1,084,811	1,079,031	1,103,252	1,114,151	1,112,940	1,122,629	1,133,528	1,156,381	1,171,019	1,111,248	1,128,325	1,150,282	1,171,019	1,174,825	1,183,445	1,183,445	1,177,288	1,130,492	1,152,658	1,097,856	1,189,758	1,204,661	1,238,192	1,239,434	1,225,773	1,266,730	1,261,694	1,271,767	1,286,877	1,300,728	1,293,173	1,337,124	1,333,319	1,255,933	1,099,893	1,167,129	1,198,845	1,206,084	1,249,523	1,282,742	1,258,467	1,236,747	1,349,178	1,389,335	1,368,695	1,431,905	1,473,186	1,546,716	1,607,346	1,600,048	1,627,477	1,636,620	1,602,660	1,679,723	1,618,334	1,720,550	1,674,157	1,694,040	1,794,781	1,741,759	1,748,387	1,599,549	1,690,912	1,633,640	1,457,730	1,498,639	1,602,276	1,556,161	1,630,924	1,549,239	1,552,008	1,575,544	1,485,553	1,531,318	1,577,257	1,527,141	1,474,241	1,446,399	1,539,670	1,597,073	1,554,522	1,568,706	1,631,114	1,580,053	1,636,787	1,618,636	1,682,811	1,744,134	1,788,343	1,749,838	1,792,621	1,685,799	1,709,152	1,747,100	1,770,453	1,777,751	1,795,266	1,821,013	1,792,653	1,840,417	1,868,777	1,853,851	1,907,586	1,906,951	2,016,529	2,167,197	2,094,146
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	10,158	10,215	10,101	10,528	10,536	10,592	10,387	10,537	10,789	11,049	11,356		11,477	11,647	11,893	11,939	12,224	12,242	12,516	12,753	13,029	13,205	13,903	13,327	13,036	13,186	13,269	13,262	13,677	13,846	13,923	12,901	13,047	12,055	12,993	13,384	13,560	14,040	13,230	14,102	14,172	13,882	14,177	14,538	14,943	15,391	15,297	14,004	12,151	13,478	14,129	14,503	15,197	16,212	15,653	15,173	17,113	17,838	17,661	18,113	18,716	19,587	19,869	20,166	20,527	21,038	20,164	21,306	20,839	21,730	20,580	20,060	20,610	18,898	18,912	17,274	18,646	17,866	16,205	17,369	18,577	17,788	19,046	18,589	19,163	19,499	19,304	20,472	21,159	20,654	19,763	19,190	20,989	22,019	22,283	23,228	23,974	23,084	24,115	24,605	25,039	25,701	26,171	25,652	26,829	26,130	27,052	26,858	25,662	25,890	27,422	28,606	28,974	29,730	30,686	31,300	31,388	31,642	32,350	32,587	30,512
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	10,158	10,215	10,101	10,528	10,536	10,592	10,387	10,537	10,789	11,049	11,356		11,477	11,647	11,893	11,939	12,224	12,242	12,516	12,753	13,029	13,205	13,903	13,327	13,036	13,186	13,269	13,262	13,677	13,846	13,923	12,901	13,047	12,055	12,993	13,384	13,560	14,040	13,230	14,102	14,172	13,882	14,177	14,538	14,943	15,391	15,297	14,004	12,151	13,478	14,129	14,503	15,197	16,212	15,653	15,173	17,113	17,838	17,661	18,113	18,716	19,587	19,869	20,166	20,527	21,038	20,164	21,306	20,839	21,730	20,580	20,060	20,610	18,898	18,912	17,274	18,646	17,866	16,205	17,369	18,577	17,788	19,046	18,589	19,163	19,499	19,304	20,472	21,159	20,654	19,763	19,190	20,989	22,019	22,283	23,228	23,974	23,084	24,115	24,605	25,039	25,701	26,171	25,652	26,829	26,130	27,052	26,858	25,662	25,890	27,422	28,606	28,974	29,730	30,686	31,300	31,388	31,642	32,350	32,587	30,512
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	10,158	10,215	10,101	10,528	10,536	10,592	10,387	10,537	10,789	11,049	11,356		11,477	11,647	11,893	11,939	12,224	12,242	12,516	12,753	13,029	13,205	13,903	13,327	13,036	13,186	13,269	13,262	13,677	13,846	13,923	12,901	13,047	12,055	12,993	13,384	13,560	14,040	13,230	14,102	14,172	13,882	14,177	14,538	14,943	15,391	15,297	14,004	12,151	13,478	14,129	14,503	15,197	16,212	15,653	15,173	17,113	17,838	17,661	18,113	18,716	19,587	19,869	20,166	20,527	21,038	20,164	21,306	20,839	21,730	20,580	20,060	20,610	18,898	18,912	17,274	18,646	17,866	16,205	17,369	18,577	17,788	19,046	18,589	19,163	19,499	19,304	20,472	21,159	20,654	19,763	19,190	20,989	22,019	22,283	23,228	23,974	23,084	24,115	24,605	25,039	25,701	26,171	25,652	26,829	26,130	27,052	26,858	25,662	25,890	27,422	28,606	28,974	29,730	30,686	31,300	31,388	31,642	32,350	32,587	30,512
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	10,158	10,215	10,101	10,528	10,536	10,592	10,387	10,537	10,789	11,049	11,356		11,477	11,647	11,893	11,939	12,224	12,242	12,516	12,753	13,029	13,205	13,903	13,327	13,036	13,186	13,269	13,262	13,677	13,846	13,923	12,901	13,047	12,055	12,993	13,384	13,560	14,040	13,230	14,102	14,172	13,882	14,177	14,538	14,943	15,391	15,297	14,004	12,151	13,478	14,129	14,503	15,197	16,212	15,653	15,173	17,113	17,838	17,661	18,113	18,716	19,587	19,869	20,166	20,527	21,038	20,164	21,306	20,839	21,730	20,580	20,060	20,610	18,898	18,912	17,274	18,646	17,866	16,205	17,369	18,577	17,788	19,046	18,589	19,163	19,499	19,304	20,472	21,159	20,654	19,763	19,190	20,989	22,019	22,283	23,228	23,974	23,084	24,115	24,605	25,039	25,701	26,171	25,652	26,829	26,130	27,052	26,858	25,662	25,890	27,422	28,606	28,974	29,730	30,686	31,300	31,388	31,642	32,350	32,587	30,512
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	10,158	10,215	10,101	10,528	10,536	10,592	10,387	10,537	10,789	11,049	11,356		11,477	11,647	11,893	11,939	12,224	12,242	12,516	12,753	13,029	13,205	13,903	13,327	13,036	13,186	13,269	13,262	13,677	13,846	13,923	12,901	13,047	12,055	12,993	13,384	13,560	14,040	13,230	14,102	14,172	13,882	14,177	14,538	14,943	15,391	15,297	14,004	12,151	13,478	14,129	14,503	15,197	16,212	15,653	15,173	17,113	17,838	17,661	18,113	18,716	19,587	19,869	20,166	20,527	21,038	20,164	21,306	20,839	21,730	20,580	20,060	20,610	18,898	18,912	17,274	18,646	17,866	16,205	17,369	18,577	17,788	19,046	18,589	19,163	19,499	19,304	20,472	21,159	20,654	19,763	19,190	20,989	22,019	22,283	23,228	23,974	23,084	24,115	24,605	25,039	25,701	26,171	25,652	26,829	26,130	27,052	26,858	25,662	25,890	27,422	28,606	28,974	29,730	30,686	31,300	31,388	31,642	32,350	32,587	30,512
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,015,823	1,021,528	1,010,081	1,052,755	1,053,630	1,059,227	1,038,728	1,053,664	1,078,876	1,104,915	1,135,569		1,147,665	1,164,658	1,189,296	1,193,872	1,222,444	1,224,165	1,251,640	1,275,294	1,302,926	1,320,546	1,390,271	1,332,676	1,303,628	1,318,608	1,326,871	1,326,238	1,367,661	1,384,583	1,392,293	1,290,060	1,304,715	1,205,507	1,299,302	1,338,372	1,355,951	1,404,032	1,323,018	1,410,198	1,417,183	1,388,195	1,417,737	1,453,815	1,494,304	1,539,071	1,529,703	1,400,404	1,215,071	1,347,811	1,412,921	1,450,294	1,519,678	1,621,214	1,565,284	1,517,269	1,711,269	1,783,821	1,766,092	1,811,347	1,871,614	1,958,719	1,986,935	2,016,550	2,052,672	2,103,760	2,016,411	2,130,622	2,083,934	2,173,002	2,058,026	2,005,976	2,061,027	1,889,811	1,891,242	1,727,419	1,864,570	1,786,616	1,620,532	1,736,907	1,857,675	1,778,785	1,904,645	1,858,860	1,916,298	1,949,890	1,930,423	2,047,171	2,115,941	2,065,400	1,976,302	1,918,958	2,098,864	2,201,906	2,228,330	2,322,806	2,397,449	2,308,396	2,411,470	2,460,538	2,503,899	2,570,078	2,617,146	2,565,230	2,682,940	2,613,021	2,705,231	2,685,761	2,566,189	2,588,995	2,742,242	2,860,578	2,897,401	2,972,981	3,068,550	3,129,999	3,138,840	3,164,213	3,235,025	3,258,722	3,051,158
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	10,000	10,035	9,964	10,171	10,259	10,213	10,269	10,228	10,031	10,022	10,106	10,153		10,148	10,208	10,204	10,107	10,152	10,260	10,194	10,216	10,229	10,323	10,234	10,135	10,241	10,236	10,279	10,320	10,271	10,345	10,236	10,089	10,137	10,193	10,330	10,329	10,518	10,553	10,728	10,820	10,858	11,117	10,965	10,993	11,010	11,052	11,284	11,440	11,239	11,551	11,586	11,716	11,985	12,116	12,071	11,993	12,127	12,267	12,307	12,109	12,086	12,255	12,404	12,479	12,811	12,789	12,697	12,841	12,956	12,997	12,734	12,843	12,604	12,347	12,224	11,837	12,353	12,024	11,228	11,368	11,576	11,458	11,667	11,507	11,840	11,853	11,711	11,672	11,686	11,582	11,368	11,286	11,592	11,904	11,925	11,797	11,894	11,693	11,894	11,988	12,201	12,297	12,482	12,258	12,317	12,122	12,279	12,547	12,627	12,642	12,568	12,688	12,704	12,899	12,955	13,001	13,025	12,972	13,012	13,182	13,006
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	10,358	10,258	10,644	10,839	10,651	10,800	10,500	10,335	10,569	10,707	10,894		10,893	10,949	11,038	11,030	11,338	11,433	11,418	11,472	11,634	11,799	11,916	11,317	11,408	11,654	11,766	11,834	11,905	11,809	11,774	11,337	11,448	10,891	11,813	11,941	12,216	12,190	11,988	12,413	12,357	12,359	12,546	12,724	12,600	13,032	12,856	11,948	9,993	10,666	10,943	11,066	11,401	11,669	11,295	11,089	12,197	12,553	12,542	12,920	13,313	14,022	14,349	14,405	14,688	14,753	14,436	15,051	14,511	15,354	15,213	15,342	16,199	15,757	15,834	14,389	15,204	14,715	13,147	13,697	14,596	14,199	14,985	14,316	14,287	14,454	13,633	14,097	14,605	14,144	13,639	13,310	14,224	14,799	14,378	14,286	14,820	14,457	14,927	14,734	15,266	15,769	16,221	15,707	16,046	15,248	15,567	15,863	16,087	16,099	16,289	16,531	16,415	16,935	17,172	17,012	17,503	17,461	18,461	19,706	19,250
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	10,000	10,035	9,964	10,171	10,259	10,213	10,269	10,228	10,031	10,022	10,106	10,153		10,148	10,208	10,204	10,107	10,152	10,260	10,194	10,216	10,229	10,323	10,234	10,135	10,241	10,236	10,279	10,320	10,271	10,345	10,236	10,089	10,137	10,193	10,330	10,329	10,518	10,553	10,728	10,820	10,858	11,117	10,965	10,993	11,010	11,052	11,284	11,440	11,239	11,551	11,586	11,716	11,985	12,116	12,071	11,993	12,127	12,267	12,307	12,109	12,086	12,255	12,404	12,479	12,811	12,789	12,697	12,841	12,956	12,997	12,734	12,843	12,604	12,347	12,224	11,837	12,353	12,024	11,228	11,368	11,576	11,458	11,667	11,507	11,840	11,853	11,711	11,672	11,686	11,582	11,368	11,286	11,592	11,904	11,925	11,797	11,894	11,693	11,894	11,988	12,201	12,297	12,482	12,258	12,317	12,122	12,279	12,547	12,627	12,642	12,568	12,688	12,704	12,899	12,955	13,001	13,025	12,972	13,012	13,182	13,006
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	10,358	10,258	10,644	10,839	10,651	10,800	10,500	10,335	10,569	10,707	10,894		10,893	10,949	11,038	11,030	11,338	11,433	11,418	11,472	11,634	11,799	11,916	11,317	11,408	11,654	11,766	11,834	11,905	11,809	11,774	11,337	11,448	10,891	11,813	11,941	12,216	12,190	11,988	12,413	12,357	12,359	12,546	12,724	12,600	13,032	12,856	11,948	9,993	10,666	10,943	11,066	11,401	11,669	11,295	11,089	12,197	12,553	12,542	12,920	13,313	14,022	14,349	14,405	14,688	14,753	14,436	15,051	14,511	15,354	15,213	15,342	16,199	15,757	15,834	14,389	15,204	14,715	13,147	13,697	14,596	14,199	14,985	14,316	14,287	14,454	13,633	14,097	14,605	14,144	13,639	13,310	14,224	14,799	14,378	14,286	14,820	14,457	14,927	14,734	15,266	15,769	16,221	15,707	16,046	15,248	15,567	15,863	16,087	16,099	16,289	16,531	16,415	16,935	17,172	17,012	17,503	17,461	18,461	19,706	19,250
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	10,000	10,035	9,964	10,171	10,259	10,213	10,269	10,228	10,031	10,022	10,106	10,153		10,148	10,208	10,204	10,107	10,152	10,260	10,194	10,216	10,229	10,323	10,234	10,135	10,241	10,236	10,279	10,320	10,271	10,345	10,236	10,089	10,137	10,193	10,330	10,329	10,518	10,553	10,728	10,820	10,858	11,117	10,965	10,993	11,010	11,052	11,284	11,440	11,239	11,551	11,586	11,716	11,985	12,116	12,071	11,993	12,127	12,267	12,307	12,109	12,086	12,255	12,404	12,479	12,811	12,789	12,697	12,841	12,956	12,997	12,734	12,843	12,604	12,347	12,224	11,837	12,353	12,024	11,228	11,368	11,576	11,458	11,667	11,507	11,840	11,853	11,711	11,672	11,686	11,582	11,368	11,286	11,592	11,904	11,925	11,797	11,894	11,693	11,894	11,988	12,201	12,297	12,482	12,258	12,317	12,122	12,279	12,547	12,627	12,642	12,568	12,688	12,704	12,899	12,955	13,001	13,025	12,972	13,012	13,182	13,006
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	10,358	10,258	10,644	10,839	10,651	10,800	10,500	10,335	10,569	10,707	10,894		10,893	10,949	11,038	11,030	11,338	11,433	11,418	11,472	11,634	11,799	11,916	11,317	11,408	11,654	11,766	11,834	11,905	11,809	11,774	11,337	11,448	10,891	11,813	11,941	12,216	12,190	11,988	12,413	12,357	12,359	12,546	12,724	12,600	13,032	12,856	11,948	9,993	10,666	10,943	11,066	11,401	11,669	11,295	11,089	12,197	12,553	12,542	12,920	13,313	14,022	14,349	14,405	14,688	14,753	14,436	15,051	14,511	15,354	15,213	15,342	16,199	15,757	15,834	14,389	15,204	14,715	13,147	13,697	14,596	14,199	14,985	14,316	14,287	14,454	13,633	14,097	14,605	14,144	13,639	13,310	14,224	14,799	14,378	14,286	14,820	14,457	14,927	14,734	15,266	15,769	16,221	15,707	16,046	15,248	15,567	15,863	16,087	16,099	16,289	16,531	16,415	16,935	17,172	17,012	17,503	17,461	18,461	19,706	19,250
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	10,000	10,035	9,964	10,171	10,259	10,213	10,269	10,228	10,031	10,022	10,106	10,153		10,148	10,208	10,204	10,107	10,152	10,260	10,194	10,216	10,229	10,323	10,234	10,135	10,241	10,236	10,279	10,320	10,271	10,345	10,236	10,089	10,137	10,193	10,330	10,329	10,518	10,553	10,728	10,820	10,858	11,117	10,965	10,993	11,010	11,052	11,284	11,440	11,239	11,551	11,586	11,716	11,985	12,116	12,071	11,993	12,127	12,267	12,307	12,109	12,086	12,255	12,404	12,479	12,811	12,789	12,697	12,841	12,956	12,997	12,734	12,843	12,604	12,347	12,224	11,837	12,353	12,024	11,228	11,368	11,576	11,458	11,667	11,507	11,840	11,853	11,711	11,672	11,686	11,582	11,368	11,286	11,592	11,904	11,925	11,797	11,894	11,693	11,894	11,988	12,201	12,297	12,482	12,258	12,317	12,122	12,279	12,547	12,627	12,642	12,568	12,688	12,704	12,899	12,955	13,001	13,025	12,972	13,012	13,182	13,006
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	10,358	10,258	10,644	10,839	10,651	10,800	10,500	10,335	10,569	10,707	10,894		10,893	10,949	11,038	11,030	11,338	11,433	11,418	11,472	11,634	11,799	11,916	11,317	11,408	11,654	11,766	11,834	11,905	11,809	11,774	11,337	11,448	10,891	11,813	11,941	12,216	12,190	11,988	12,413	12,357	12,359	12,546	12,724	12,600	13,032	12,856	11,948	9,993	10,666	10,943	11,066	11,401	11,669	11,295	11,089	12,197	12,553	12,542	12,920	13,313	14,022	14,349	14,405	14,688	14,753	14,436	15,051	14,511	15,354	15,213	15,342	16,199	15,757	15,834	14,389	15,204	14,715	13,147	13,697	14,596	14,199	14,985	14,316	14,287	14,454	13,633	14,097	14,605	14,144	13,639	13,310	14,224	14,799	14,378	14,286	14,820	14,457	14,927	14,734	15,266	15,769	16,221	15,707	16,046	15,248	15,567	15,863	16,087	16,099	16,289	16,531	16,415	16,935	17,172	17,012	17,503	17,461	18,461	19,706	19,250
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	10,000	10,035	9,964	10,171	10,259	10,213	10,269	10,228	10,031	10,022	10,106	10,153		10,148	10,208	10,204	10,107	10,152	10,260	10,194	10,216	10,229	10,323	10,234	10,135	10,241	10,236	10,279	10,320	10,271	10,345	10,236	10,089	10,137	10,193	10,330	10,329	10,518	10,553	10,728	10,820	10,858	11,117	10,965	10,993	11,010	11,052	11,284	11,440	11,239	11,551	11,586	11,716	11,985	12,116	12,071	11,993	12,127	12,267	12,307	12,109	12,086	12,255	12,404	12,479	12,811	12,789	12,697	12,841	12,956	12,997	12,734	12,843	12,604	12,347	12,224	11,837	12,353	12,024	11,228	11,368	11,576	11,458	11,667	11,507	11,840	11,853	11,711	11,672	11,686	11,582	11,368	11,286	11,592	11,904	11,925	11,797	11,894	11,693	11,894	11,988	12,201	12,297	12,482	12,258	12,317	12,122	12,279	12,547	12,627	12,642	12,568	12,688	12,704	12,899	12,955	13,001	13,025	12,972	13,012	13,182	13,006
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	10,358	10,258	10,644	10,839	10,651	10,800	10,500	10,335	10,569	10,707	10,894		10,893	10,949	11,038	11,030	11,338	11,433	11,418	11,472	11,634	11,799	11,916	11,317	11,408	11,654	11,766	11,834	11,905	11,809	11,774	11,337	11,448	10,891	11,813	11,941	12,216	12,190	11,988	12,413	12,357	12,359	12,546	12,724	12,600	13,032	12,856	11,948	9,993	10,666	10,943	11,066	11,401	11,669	11,295	11,089	12,197	12,553	12,542	12,920	13,313	14,022	14,349	14,405	14,688	14,753	14,436	15,051	14,511	15,354	15,213	15,342	16,199	15,757	15,834	14,389	15,204	14,715	13,147	13,697	14,596	14,199	14,985	14,316	14,287	14,454	13,633	14,097	14,605	14,144	13,639	13,310	14,224	14,799	14,378	14,286	14,820	14,457	14,927	14,734	15,266	15,769	16,221	15,707	16,046	15,248	15,567	15,863	16,087	16,099	16,289	16,531	16,415	16,935	17,172	17,012	17,503	17,461	18,461	19,706	19,250
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,003,463	996,366	1,017,077	1,025,894	1,021,292	1,026,882	1,022,774	1,003,147	1,002,162	1,010,587	1,015,347		1,014,804	1,020,807	1,020,369	1,010,695	1,015,198	1,026,000	1,019,426	1,021,607	1,022,933	1,032,298	1,023,446	1,013,500	1,024,146	1,023,558	1,027,921	1,032,045	1,027,080	1,034,478	1,023,584	1,008,913	1,013,733	1,019,273	1,032,985	1,032,850	1,051,835	1,055,332	1,072,769	1,081,967	1,085,812	1,111,653	1,096,521	1,099,325	1,101,001	1,105,175	1,128,380	1,143,997	1,123,884	1,155,146	1,158,617	1,171,550	1,198,469	1,211,562	1,207,094	1,199,298	1,212,746	1,226,659	1,230,715	1,210,889	1,208,599	1,225,513	1,240,356	1,247,869	1,281,125	1,278,872	1,269,729	1,284,137	1,295,621	1,299,721	1,273,434	1,284,310	1,260,431	1,234,670	1,222,421	1,183,738	1,235,271	1,202,420	1,122,844	1,136,794	1,157,555	1,145,759	1,166,749	1,150,749	1,184,011	1,185,309	1,171,130	1,167,185	1,168,649	1,158,212	1,136,834	1,128,609	1,159,185	1,190,390	1,192,503	1,179,690	1,189,398	1,169,342	1,189,429	1,198,764	1,220,144	1,229,716	1,248,176	1,225,784	1,231,724	1,212,247	1,227,924	1,254,697	1,262,741	1,264,242	1,256,813	1,268,809	1,270,359	1,289,899	1,295,495	1,300,089	1,302,486	1,297,225	1,301,242	1,318,246	1,300,620
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,035,823	$ 1,025,834	$ 1,064,371	$ 1,083,875	$ 1,065,081	$ 1,080,042	$ 1,049,970	$ 1,033,463	$ 1,056,877	$ 1,070,712	$ 1,089,413		$ 1,089,260	$ 1,094,936	$ 1,103,837	$ 1,103,036	$ 1,133,766	$ 1,143,286	$ 1,141,774	$ 1,147,243	$ 1,163,387	$ 1,179,910	$ 1,191,593	$ 1,131,701	$ 1,140,835	$ 1,165,444	$ 1,176,569	$ 1,183,438	$ 1,190,462	$ 1,180,861	$ 1,177,381	$ 1,133,694	$ 1,144,812	$ 1,089,087	$ 1,181,255	$ 1,194,116	$ 1,221,632	$ 1,218,979	$ 1,198,792	$ 1,241,285	$ 1,235,682	$ 1,235,901	$ 1,254,612	$ 1,272,363	$ 1,260,028	$ 1,303,199	$ 1,285,636	$ 1,194,838	$ 999,346	$ 1,066,577	$ 1,094,312	$ 1,106,585	$ 1,140,079	$ 1,166,864	$ 1,129,488	$ 1,108,877	$ 1,219,729	$ 1,255,338	$ 1,254,222	$ 1,292,019	$ 1,331,251	$ 1,402,201	$ 1,434,901	$ 1,440,462	$ 1,468,786	$ 1,475,332	$ 1,443,551	$ 1,505,078	$ 1,451,052	$ 1,535,372	$ 1,521,290	$ 1,534,189	$ 1,619,892	$ 1,575,652	$ 1,583,415	$ 1,438,877	$ 1,520,448	$ 1,471,452	$ 1,314,719	$ 1,369,694	$ 1,459,629	$ 1,419,859	$ 1,498,525	$ 1,431,553	$ 1,428,652	$ 1,445,367	$ 1,363,300	$ 1,409,737	$ 1,460,457	$ 1,414,437	$ 1,363,931	$ 1,331,011	$ 1,422,372	$ 1,479,940	$ 1,437,847	$ 1,428,642	$ 1,481,994	$ 1,445,708	$ 1,492,668	$ 1,473,381	$ 1,526,564	$ 1,576,925	$ 1,622,115	$ 1,570,737	$ 1,604,564	$ 1,524,840	$ 1,556,670	$ 1,586,333	$ 1,608,714	$ 1,609,896	$ 1,628,859	$ 1,653,078	$ 1,641,497	$ 1,693,540	$ 1,717,242	$ 1,701,214	$ 1,750,343	$ 1,746,127	$ 1,846,125	$ 1,970,575	$ 1,924,980